Vanguard Real Estate Index Fund
Schedule of Investments (unaudited)
As of April 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (97.0%)
Diversified REITs (3.0%)
WP Carey Inc.	7,870,420	517,716
VEREIT Inc.	48,761,925	267,215
STORE Capital Corp. Class A	10,187,531	204,464
PS Business Parks Inc.	940,015	121,346
Washington REIT	3,681,905	85,862
American Assets Trust Inc.	2,327,182	65,906
Global Net Lease Inc.	4,083,020	58,755
Empire State Realty Trust Inc. Class A	6,981,444	58,365
Essential Properties Realty Trust Inc.	3,703,917	54,411
Colony Capital Inc.	21,148,553	48,853
Alexander & Baldwin Inc.	3,136,414	41,212
iStar Inc.	2,836,728	28,424
Armada Hoffler Properties Inc.	2,528,096	24,295
Gladstone Commercial Corp.	1,424,936	22,514
One Liberty Properties Inc.	681,079	10,707
		1,610,045
Health Care REITs (7.1%)
Welltower Inc.	18,529,124	949,247
Healthpeak Properties Inc.	22,614,675	591,148
Ventas Inc.	17,032,578	551,004
Medical Properties Trust Inc.	23,619,330	404,835
Omega Healthcare Investors Inc.	9,978,963	290,887
Healthcare Trust of America Inc. Class A	9,464,662	233,115
Healthcare Realty Trust Inc.	6,109,010	179,544
Physicians Realty Trust	8,607,146	132,722
Sabra Health Care REIT Inc.	8,845,752	113,402
National Health Investors Inc.	2,008,314	110,578
CareTrust REIT Inc.	4,365,537	71,944
LTC Properties Inc.	1,815,195	64,621
Universal Health Realty Income Trust	596,861	63,840
Diversified Healthcare Trust	10,862,854	33,783
Community Healthcare Trust Inc.	874,991	32,550
Global Medical REIT Inc.	1,856,444	19,344
New Senior Investment Group Inc.	3,804,187	12,592
		3,855,156
Hotel & Resort REITs (2.3%)
Host Hotels & Resorts Inc.	32,774,827	403,458
MGM Growth Properties LLC Class A	5,197,292	130,816
Park Hotels & Resorts Inc.	10,936,500	104,006
Sunstone Hotel Investors Inc.	10,275,617	94,433
Apple Hospitality REIT Inc.	9,714,188	94,033

		Shares	Market Value ($000)
	Ryman Hospitality Properties Inc.	2,232,097	78,882
	RLJ Lodging Trust	7,786,498	72,337
	Pebblebrook Hotel Trust	5,965,267	70,629
	DiamondRock Hospitality Co.	9,151,367	57,013
	Service Properties Trust	7,522,357	52,130
	Xenia Hotels & Resorts Inc.	5,139,614	49,854
	Summit Hotel Properties Inc.	4,793,689	29,050
	Chatham Lodging Trust	2,136,426	16,044
	Hersha Hospitality Trust Class A	1,681,043	8,792
	CorePoint Lodging Inc.	1,839,728	8,003
	Braemar Hotels & Resorts Inc.	1,288,958	4,034
	Ashford Hospitality Trust Inc.	4,463,087	3,670
			1,277,184
Industrial REITs (9.4%)
	Prologis Inc.	33,678,418	3,005,125
	Duke Realty Corp.	16,796,294	582,831
	Americold Realty Trust	8,319,697	254,500
	First Industrial Realty Trust Inc.	5,798,433	219,007
	Rexford Industrial Realty Inc.	5,066,445	206,306
	EastGroup Properties Inc.	1,754,613	185,989
	Terreno Realty Corp.	3,060,789	167,792
	STAG Industrial Inc.	6,074,112	159,445
	Lexington Realty Trust	10,190,133	106,487
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,801,891	78,425
[1]	Innovative Industrial Properties Inc.	757,433	59,428
	Monmouth Real Estate Investment Corp.	4,205,655	57,155
	Industrial Logistics Properties Trust	2,980,504	55,706
			5,138,196
Office REITs (7.8%)
	Alexandria Real Estate Equities Inc.	5,261,346	826,505
	Boston Properties Inc.	7,063,264	686,408
	Vornado Realty Trust	7,839,590	343,531
	Kilroy Realty Corp.	4,842,286	301,481
	Douglas Emmett Inc.	7,610,317	232,038
	Cousins Properties Inc.	6,703,696	202,250
	JBG SMITH Properties	5,820,857	197,618
	SL Green Realty Corp.	3,658,739	194,096
	Equity Commonwealth	5,569,092	189,071
	Highwoods Properties Inc.	4,739,181	183,928
	Hudson Pacific Properties Inc.	7,078,308	173,985
	Corporate Office Properties Trust	5,119,314	135,252
	Piedmont Office Realty Trust Inc. Class A	5,745,148	99,678
	Easterly Government Properties Inc.	3,386,646	91,135
	Brandywine Realty Trust	8,049,878	89,837
	Paramount Group Inc.	8,312,775	80,218
	Columbia Property Trust Inc.	5,336,281	76,255
	Mack-Cali Realty Corp.	4,135,139	66,948
	Office Properties Income Trust	2,200,458	60,292
	Franklin Street Properties Corp.	4,902,872	26,672
	City Office REIT Inc.	2,490,001	25,149
*,2	New York REIT Liquidating LLC	1,208	16
			4,282,363
Other (11.7%)[3]
[4,5]	Vanguard Real Estate II Index Fund	348,385,522	6,409,133
Residential REITs (12.7%)
	Equity Residential	16,965,002	1,103,743

		Shares	Market Value ($000)
	AvalonBay Communities Inc.	6,380,452	1,039,695
	Essex Property Trust Inc.	3,017,230	736,506
	Mid-America Apartment Communities Inc.	5,211,209	583,238
	Invitation Homes Inc.	24,554,011	580,702
	Sun Communities Inc.	4,235,016	569,186
	UDR Inc.	13,389,144	501,691
	Equity LifeStyle Properties Inc.	7,904,573	476,725
	Camden Property Trust	4,419,497	389,225
	American Homes 4 Rent Class A	12,336,252	297,797
	Apartment Investment & Management Co. Class A	6,800,614	256,179
	American Campus Communities Inc.	6,276,615	221,502
[1]	Independence Realty Trust Inc.	4,147,567	41,766
	Investors Real Estate Trust	531,418	33,283
	NexPoint Residential Trust Inc.	916,702	27,565
	Front Yard Residential Corp.	2,337,133	26,667
	UMH Properties Inc.	1,676,285	21,775
	Preferred Apartment Communities Inc. Class A	2,085,261	15,452
			6,922,697
Retail REITs (7.5%)
	Simon Property Group Inc.	14,017,521	935,950
	Realty Income Corp.	14,882,650	817,355
	Regency Centers Corp.	7,653,120	336,049
	Federal Realty Investment Trust	3,449,522	287,242
	National Retail Properties Inc.	7,839,366	255,877
	Kimco Realty Corp.	19,283,781	210,386
	Brixmor Property Group Inc.	13,601,077	155,732
	Spirit Realty Capital Inc.	4,554,568	140,099
	Agree Realty Corp.	1,936,722	126,100
	Taubman Centers Inc.	2,795,130	120,470
	Weingarten Realty Investors	5,586,432	101,617
	Urban Edge Properties	5,541,874	63,732
	Retail Properties of America Inc. Class A	9,767,430	60,558
	Retail Opportunity Investments Corp.	5,300,369	51,440
	Acadia Realty Trust	3,975,094	49,251
	Getty Realty Corp.	1,600,429	43,468
	SITE Centers Corp.	7,087,357	42,949
	Kite Realty Group Trust	3,839,140	39,274
[1]	Macerich Co.	5,162,820	38,566
	American Finance Trust Inc. Class A	4,879,294	37,619
	Alexander's Inc.	104,869	33,061
[1]	Tanger Factory Outlet Centers Inc.	4,242,538	31,904
	RPT Realty	3,669,698	25,027
	Saul Centers Inc.	634,883	20,710
	Urstadt Biddle Properties Inc. Class A	1,369,684	20,011
*,1	Seritage Growth Properties Class A	1,197,821	12,673
	Whitestone REIT	1,659,493	11,251
	Retail Value Inc.	730,893	10,576
[1]	Washington Prime Group Inc.	8,556,017	7,357
	Cedar Realty Trust Inc.	4,084,818	4,289
[1]	Pennsylvania REIT	3,360,005	3,394
*,2	Spirit MTA REIT	2,071,263	1,590
	Urstadt Biddle Properties Inc.	16,033	179
			4,095,756
Specialized REITs (35.5%)
	American Tower Corp.	20,231,848	4,815,180
	Crown Castle International Corp.	18,990,623	3,027,675
	Equinix Inc.	3,895,188	2,630,031

		Shares	Market Value ($000)
[1]	Digital Realty Trust Inc.	11,372,860	1,700,129
	SBA Communications Corp. Class A	5,143,695	1,491,260
	Public Storage	6,979,920	1,294,426
	Weyerhaeuser Co.	34,023,275	744,089
	Extra Space Storage Inc.	5,663,149	499,716
	CyrusOne Inc.	5,169,407	362,634
	Iron Mountain Inc.	13,123,216	317,319
	VICI Properties Inc.	18,047,021	314,379
	Gaming and Leisure Properties Inc.	9,315,211	263,062
	Lamar Advertising Co. Class A	3,928,229	226,462
	CubeSmart	8,841,376	222,803
	CoreSite Realty Corp.	1,721,105	208,581
	Life Storage Inc.	2,131,299	186,680
[1]	QTS Realty Trust Inc. Class A	2,653,842	165,945
	Rayonier Inc.	5,905,606	141,912
	PotlatchDeltic Corp.	3,069,822	107,781
[1]	EPR Properties	3,585,365	105,481
	Outfront Media Inc.	6,552,237	102,805
	National Storage Affiliates Trust	2,708,185	77,129
	CoreCivic Inc.	5,438,486	71,353
	Four Corners Property Trust Inc.	3,147,354	70,469
	GEO Group Inc.	5,539,724	70,244
	Uniti Group Inc.	8,824,862	62,304
[1]	Safehold Inc.	545,630	31,516
	CatchMark Timber Trust Inc. Class A	2,239,979	17,606
[1]	Jernigan Capital Inc.	1,011,541	13,352
[1]	CorEnergy Infrastructure Trust Inc.	619,870	7,525
			19,349,848
Total Equity Real Estate Investment Trusts (REITs) (Cost $54,109,917)			52,940,378
Real Estate Management & Development (2.6%)
Diversified Real Estate Activities (0.2%)
*	St. Joe Co.	1,629,218	29,815
	RMR Group Inc. Class A	700,816	20,786
*	Tejon Ranch Co.	1,012,775	13,875
*	Five Point Holdings LLC Class A	2,357,956	13,299
			77,775
Real Estate Development (0.2%)
*	Howard Hughes Corp.	1,887,092	102,205
*	Forestar Group Inc.	769,912	10,155
			112,360
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	5,856,178	82,865
*	FRP Holdings Inc.	314,431	13,675
			96,540
Real Estate Services (2.0%)
*	CBRE Group Inc. Class A	14,528,876	623,725
	Jones Lang LaSalle Inc.	2,353,943	248,529
*	Redfin Corp.	2,671,650	56,452
*	Cushman & Wakefield plc	4,500,952	54,777
*	Marcus & Millichap Inc.	1,072,867	31,167
	Newmark Group Inc. Class A	6,877,922	26,686
	Realogy Holdings Corp.	5,212,596	22,623
	RE/MAX Holdings Inc. Class A	812,646	21,364
*,1	eXp World Holdings Inc.	1,039,338	9,541

			Shares	Market Value ($000)
*,1	Altisource Portfolio Solutions SA		292,041	2,438
				1,097,302
Total Real Estate Management & Development (Cost $2,043,662)				1,383,977
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[6,7]	Vanguard Market Liquidity Fund (Cost $462,259)	0.522%	4,623,901	462,390
Total Investments (100.4%) (Cost $56,615,838)				54,786,745
Other Assets and Liabilities-Net (-0.4%)[7]				(216,267)
Net Assets (100.0%)				54,570,478
Cost rounded to $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $228,873,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund. See Appendix for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $246,358,000 was received for securities on loan.
REIT—Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Digital Realty Trust Inc.	2/2/21	GSI	89,331	(0.751)	5,422	—
Extra Space Storage Inc.	2/2/21	GSI	21,980	(0.487)	79	—
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2/2/21	GSI	5,268	(0.487)	330	—
Public Storage	2/2/21	GSI	37,500	(0.487)	—	(412)
Redfin Corp.	2/2/21	GSI	12,922	(0.751)	1,865	—
Seritage Growth Properties	2/2/21	GSI	3,881	(0.751)	308	—
VICI Properties Inc.	2/2/21	GSI	48,270	(0.751)	3,977	—
					11,981	(412)
1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At April 30, 2020, a counterparty had deposited in a segregated account securities with a value of $14,495,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at April 30, 2020.
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	54,322,749	—	1,606	54,324,355
Temporary Cash Investments	462,390	—	—	462,390
Total	54,785,139	—	1,606	54,786,745

Derivative Financial Instruments
Assets
Swap Contracts	—	11,981	—	11,981
Liabilities
Swap Contracts	—	412	—	412
E. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2020 Market Value ($000)
Host Hotels & Resorts Inc.	586,395	20,964	(57,499)	(22,008)	(124,394)	6,163	—	NA2
Vanguard Market Liquidity Fund	561,293	NA3	NA3	140	63	438	—	462,390
Vanguard Real Estate II Index Fund	7,847,621	36,356	—	—	(1,466,934)	28,446	—	6,409,133
Winthrop Realty Trust	—	—	—	(870)	870	—	—	—

		Current Period Transactions
	Jan. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2020 Market Value ($000)
Total	8,995,309	57,320	(57,499)	(22,738)	(1,590,395)	35,047	—	6,871,523
1	Does not include adjustments related to return of capital.
2	Not applicable—at April 30, 2020, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.